RELATED PARTY TRANSACTIONS Q - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Distributions	$ (9,400,000)	$ (9,600,000)	$ (49,300,000)	$ (55,300,000)
Receivable Agreement Liability, Noncurrent	111,000,000.0		111,000,000.0		$ 0
Fair value of investments					1,000,000.0
General and administrative	58,700,000	23,931,000	164,516,000	65,883,000
Consulting agreement, expense		300,000		800,000
Galaxy Digital Holdings, LP
Related Party Transaction [Line Items]
Distributions					(55,300,000)	$ (22,400,000)
General and administrative					$ 279,297,000	$ 58,351,000	$ 148,770,000
Options, grants in period (in shares)					2,913,051	10,963,780	1,565,000
Stock-based compensation					$ 75,017,000	$ 83,790,000	$ 89,860,000
Galaxy Digital Holdings, LP | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units)
Related Party Transaction [Line Items]
Granted / transferred (in shares)					3,439,035	4,983,339	6,718,554
Related Party
Related Party Transaction [Line Items]
Other non-current liabilities (includes $44.5 million and $0.0 million due to related parties)	43,600,000		43,600,000		$ 0
Fair value of investments	11,300,000		11,300,000		12,900,000
Advisory fees	700,000	500,000	1,300,000	1,500,000
Use of aircraft, expense	100,000	200,000	400,000	300,000	500,000	$ 300,000	$ 1,200,000
GGI fees			400,000
Options, grants in period (in shares)								500,000
Stock-based compensation	0	0	0	5,000,000.0
Tax payments			4,800,000		4,800,000
Related Party | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units)
Related Party Transaction [Line Items]
Granted / transferred (in shares)								1,500,000
Related Party | Candy Digital Inc
Related Party Transaction [Line Items]
Fair value of investments					9,100,000
Related Party | Galaxy Digital Holdings, LP
Related Party Transaction [Line Items]
Fair value of investments					12,900,000	11,000,000.0
General and administrative	$ 0	$ 1,700,000	$ 2,100,000	$ 2,500,000	3,200,000	2,200,000	2,500,000
Accounts payable					95,800,000	66,000,000.0
Advisory fees					2,100,000	900,000	1,000,000
GGI fees					400,000
Options, grants in period (in shares)								500,000
Stock-based compensation					5,000,000.0	11,900,000	$ 11,600,000
Tax payments					4,800,000	2,900,000
Related Party | Galaxy Digital Holdings, LP | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units)
Related Party Transaction [Line Items]
Granted / transferred (in shares)								1,500,000
Related Party | Galaxy Digital Holdings, LP | Promissory Note
Related Party Transaction [Line Items]
Promissory note					96,900,000	67,200,000
Related Party | Galaxy Digital Holdings, LP | Candy Digital Inc
Related Party Transaction [Line Items]
Fair value of investments					$ 9,100,000	$ 18,000,000.0